Commitments and Contingencies Disclosure - Commitments and Contingencies (Schedule of Capital Leased Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Capital Leased Assets, Gross	$ 41,336	$ 48,992
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	(26,831)	(28,489)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 14,505	$ 20,503